United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2014

Date of Reporting Period: Quarter ended 05/31/2013

Item 1. Schedule of Investments

Federated Total Return Government Bond Fund
Portfolio of Investments
May 31, 2013 (unaudited)
Principal Amount			Value
		U.S. Treasury—19.3%
		U.S. Treasury Bonds—6.2%
$2,200,000		11.250%, 2/15/2015	$2,608,619
18,000,000		3.500%, 2/15/2039	19,006,641
30,000,000	[1]	4.375%, 5/15/2040 - 5/15/2041	36,565,885
3,000,000	[1]	4.750%, 2/15/2041	3,871,953
4,000,000		3.000%, 5/15/2042	3,801,771
		TOTAL	65,854,869
		U.S. Treasury Notes—13.1%
10,000,000		2.375%, 8/31/2014	10,270,671
2,000,000		2.625%, 12/31/2014	2,074,987
11,100,000	[2]	4.250%, 8/15/2014 - 8/15/2015	11,917,457
12,000,000	[1]	0.250%, 8/15/2015	11,976,673
32,000,000		0.375%, 3/15/2015 - 2/15/2016	32,015,880
10,000,000	[1]	2.000%, 4/30/2016 - 2/15/2023	10,019,745
3,380,000		5.125%, 5/15/2016	3,836,454
11,000,000		0.750%, 3/31/2018	10,860,566
7,000,000	[1]	0.625%, 4/30/2018	6,863,190
5,000,000		1.500%, 3/31/2019	5,073,335
28,000,000	[1]	1.125%, 4/30/2020	27,282,604
8,000,000	[1]	1.750%, 5/15/2023	7,725,000
		TOTAL	139,916,562
		TOTAL U.S. TREASURY (IDENTIFIED COST $197,995,084)	205,771,431
		GOVERNMENT AGENCIES—33.1%
		Federal Farm Credit System—2.8%
500,000		5.550%, 7/23/2014	530,123
20,000,000		1.625%, 11/19/2014	20,380,428
1,000,000		4.300%, 12/15/2014	1,060,802
1,000,000		5.200%, 1/7/2015	1,077,385
1,000,000		5.570%, 11/23/2016	1,165,040
4,300,000		3.875%, 1/12/2021	4,901,964
249,000		5.800%, 11/10/2021	321,505
		TOTAL	29,437,247
		Federal Home Loan Bank System—7.2%
1,000,000		2.750%, 12/12/2014	1,036,883
1,000,000		2.875%, 6/12/2015	1,048,062
16,100,000		4.750%, 9/11/2015 - 12/16/2016	17,706,992
23,000,000		3.125%, 3/11/2016	24,555,966
14,000,000		5.375%, 5/18/2016	15,946,545
15,000,000		3.625%, 3/12/2021	16,731,804
		TOTAL	77,026,252
		Federal Home Loan Mortgage Corporation—7.7%
18,000,000	[1]	4.750%, 1/19/2016	20,016,149
14,000,000		5.250%, 4/18/2016	15,862,118
7,000,000	[1]	2.500%, 5/27/2016	7,396,298
10,000,000	[1]	1.750%, 5/30/2019	10,189,329
23,000,000		2.375%, 1/13/2022	23,408,291

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Mortgage Corporation—continued
$70,000		6.750%, 9/15/2029	$101,695
3,300,000		6.250%, 7/15/2032	4,688,034
		TOTAL	81,661,914
		Federal National Mortgage Association—11.0%
42,000,000		0.875%, 8/28/2014	42,309,918
8,000,000		0.750%, 12/19/2014	8,053,674
30,000,000		1.250%, 9/28/2016	30,564,405
12,000,000		1.000%, 4/30/2018	11,901,148
25,000,000		1.550%, 10/4/2019	24,752,312
		TOTAL	117,581,457
		Tennessee Valley Authority Bonds—4.4%
37,550,000		5.500%, 7/18/2017	44,264,226
2,000,000		5.250%, 9/15/2039	2,411,345
		TOTAL	46,675,571
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $338,444,513)	352,382,441
		Mortgage-Backed Securities—5.5%
		Federal National Mortgage Association—3.5%
13,405,152		2.500%, 11/1/2027 - 4/1/2028	13,704,873
18,284,781		3.000%, 6/1/2027	19,091,709
3,479,259		3.500%, 8/1/2026 - 3/1/2033	3,660,732
920,030		4.000%, 2/1/2042	982,312
		TOTAL	37,439,626
		Government Agency—2.0%
21,023,527	[3,4]	FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	20,798,988
		Government National Mortgage Association—0.0%
112,588		6.500%, 10/15/2031	132,120
26,078		7.500%, 10/15/2026 - 10/15/2027	30,593
		TOTAL	162,713
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $59,092,073)	58,401,327
		Commercial Mortgage-Backed Securities—32.0%
		Agency Commercial Mortgage-Backed Securities—32.0%
12,691,015		FHLMC REMIC K017 A1, 1.891%, 12/25/2020	12,996,531
15,000,000		FHLMC REMIC K705 A2, 2.303%, 9/25/2018	15,531,384
20,700,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	21,498,101
20,500,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	21,643,916
17,384,858		FHLMC REMIC K014 A1, 2.724%, 10/25/2020	18,378,949
17,000,000		FHLMC REMIC K018 A2, 2.835%, 1/25/2022	17,409,629
19,562,535		FHLMC REMIC K011 A1, 2.917%, 8/25/2020	20,787,535
20,000,000		FHLMC REMIC K702 A2, 3.154%, 2/25/2018	21,463,644
11,000,000		FHLMC REMIC K015 A2, 3.230%, 7/25/2021	11,582,605
19,771,395		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	21,213,050
7,423,677		FHLMC REMIC K007 A1, 3.342%, 12/25/2019	7,966,431
5,042,000		FHLMC REMIC K013 A2, 3.974%, 1/25/2021	5,603,666
17,000,000		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	17,051,034
30,000,000		FNMA REMIC 2013-M3 ASQ2, 1.083%, 2/25/2016	30,087,459
25,497,030		FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	25,821,495
15,301,025		FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	15,784,010
16,165,084		FNMA REMIC 2010-M6 A1, 2.210%, 9/25/2020	16,693,349
31,000,000		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	32,527,987

Principal Amount			Value
		Commercial Mortgage-Backed Securities—continued
		Agency Commercial Mortgage-Backed Securities—continued
$7,608,447		FNMA REMIC 2012-M14 AL, 2.987%, 9/25/2027	$7,301,628
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $333,244,902)	341,342,403
		Collateralized Mortgage Obligations—5.4%
		Federal Home Loan Mortgage Corporation—1.3%
7,720,864		REMIC 2601 DA, 4.000%, 4/15/2023	8,150,609
6,017,978		REMIC 3322 FB, 0.589%, 5/15/2037	6,010,323
		TOTAL	14,160,932
		Federal National Mortgage Association—4.1%
7,251		REMIC 1988-16 B, 9.500%, 6/25/2018	8,102
3,823		REMIC 1989-35 G, 9.500%, 7/25/2019	4,404
3,227,252		REMIC 2007-46 FA, 0.563%, 5/25/2037	3,225,630
2,547,456		REMIC 2008-17 PA, 4.500%, 10/25/2037	2,696,916
4,983,249		REMIC 2009-14 PB, 3.500%, 3/25/2024	5,220,907
17,807,192		REMIC 2012-116 FA, 0.493%, 10/25/2042	17,767,713
14,703,410		REMIC 2012-119 FB, 0.543%, 11/25/2042	14,615,346
		TOTAL	43,539,018
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $57,727,515)	57,699,950
		Repurchase Agreements—14.2%
15,903,000	[5]	Interest in $216,346,000 joint repurchase agreement 0.10%, dated 5/13/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $216,364,630 on 6/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2043 and the market value of those underlying securities was $221,814,047.	15,903,000
16,224,000		Interest in $3,435,000,000 joint repurchase agreement 0.09%, dated 5/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,435,025,763 on 6/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $3,503,726,278.	16,224,000
119,237,000		Interest in $3,435,000,000 joint repurchase agreement 0.09%, dated 5/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,435,025,763 on 6/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $3,503,726,278 (purchased with proceeds from securities lending collateral).	119,237,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	151,364,000
		TOTAL INVESTMENTS—109.5% (IDENTIFIED COST $1,137,868,087)[6]	1,166,961,552
		OTHER ASSETS AND LIABILITIES - NET—(9.5)%[7]	(100,882,991)
		TOTAL NET ASSETS—100%	$1,066,078,561
At May 31, 2013, the Trust had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8]United States Treasury Long Bond (CBT) Short Futures	70	$9,802,188	September 2013	$16,842
[8]United States Treasury Note 10-Year (CBT) Short Futures	60	$7,753,125	September 2013	$11,584
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$28,426
The average notional value of short futures contracts held by the Trust throughout the period was $17,983,125. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of May 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$115,445,303	$119,237,000
2	Pledged as collateral to ensure the Trust is able to satisfy the obligations of its outstanding futures contracts.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2013, this restricted security amounted to $20,798,988, which represented 2.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Trust has determined to be liquid under criteria established by the Trust's Board of Trustees (the “Trustees”). At May 31, 2013, this liquid restricted security amounted to $20,798,988, which represented 2.0% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Trust has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	At May 31, 2013, the cost of investments for federal tax purposes was $1,137,868,087. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $29,093,465. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,274,711 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,181,246.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Trust generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Trust cannot obtain a price or price evaluation from a pricing service for an investment, the Trust may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Trust cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Trust's valuation policies and procedures, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could purchase or sell an investment at the price used to calculate the Trust's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Trust, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Trust normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2013, in valuing the Trust's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$205,771,431	$—	$205,771,431
Government Agencies	—	352,382,441	—	352,382,441
Mortgage-Backed Securities	—	58,401,327	—	58,401,327
Commercial Mortgage-Backed Securities	—	341,342,403	—	341,342,403
Collateralized Mortgage Obligations	—	57,699,950	—	57,699,950
Repurchase Agreements	—	151,364,000	—	151,364,000
TOTAL SECURITIES	$—	$1,166,961,552	$—	$1,166,961,552
OTHER FINANCIAL INSTRUMENTS*	$28,426	$—	$—	$28,426
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Government Bond Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 19, 2013